Risk Report - Credit Risk Management - IFRS 9 2.3 Focus Areas - Stress-tested CRE Portfolio Stagewise (Detail) - EUR (€)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
IFRS 9 Focus Areas Stress Tested Non Recourse CRE Portfolio [Domain Member]
Weighted average LTV in percent
Provision for credit losses	[1],[2]	€ 492,000,000		€ 388,000,000
Thereof North America	[3]	400,000,000		298,000,000
Gross Carrying Amount
IFRS 9 Focus Areas Stress Tested Non Recourse CRE Portfolio [Line Items]
Total	[3],[4]	29,305,000,000		31,210,000,000
Stage 1	[3],[4]	18,756,000,000		21,568,000,000
Stage 2	[3],[4]	7,713,000,000		6,889,000,000
Stage 3	[3],[4]	€ 2,836,000,000		€ 2,753,000,000
Thereof
North America		0.54		0.56
Western Europe (including Germany)	[3]	0.39	[5],[6]	0.36
Asia Pacific	[3]	0.07		0.07
Stress tested Non Recourse CRE Portfolio by Segment in percent [Abstract]
thereof offices	[3]	0.42		0.42
North America	[3]	0.24		0.23
Western Europe (including Germany)	[3]	0.17	[7],[8]	0.17
Asia Pacific	[3]	0.02		0.02
thereof residential	[3]	0.12		0.14
thereof hospitality	[3]	0.10		0.10
thereof retail	[3]	0.10		0.09
Weighted average LTV in percent
Investment Bank		0.66		0.66
Corporate Bank	[3]	0.56		0.53
Other businesses	[3]	0.71		0.68

[1]	Provision for Credit Losses do not include country risk provisions
[2]	Provision for Credit Losses do not include country risk provisions
[3]	Loans at amortized cost
[4]	[1] Loans at amortized cost
[5]	[2] Germany accounts for ca 8 % of the total stress-tested CRE portfolio
[6]	Germany accounts for ca 8 % of the total stress-tested CRE portfolio
[7]	Office loans in Germany account for 10 % of total office loans in the stress-tested CRE portfolio
[8]	Office loans in Germany account for 10 % of total office loans in the stress-tested CRE portfolio